UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21725

Tortoise Energy Capital Corporation
(Exact Name of Registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
 (Address of Principal Executive Offices) (Zip code)

David J. Schulte, 11550 Ash Street, Suite 300, Leawood, KS 66211
 (Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: June 30, 2008

Item 1.  Proxy Voting Record

Company Name	Meeting Date	CUSIP	Ticker
MarkWest Energy Partners, L.P.	2/21/2008	570759100	MWE

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  Approval and adoption of the agreement and plan of redemption and merger by and among MarkWest Energy Partners, L.P., MWEP, L.L.C., and MarkWest Hydrocarbon, Inc. dated as of September 5, 2007, as such agreement may be amended from time to time.
Issuer
For	For	2. Approval of the issuance of common units of the partnership as provided in the redemption and merger agreement.	Issuer
For	For
3.  Approval of the issuance of Class A units in the partnership in exchange for the incentive distribution rights and the 2% economic interest of the General Partner interest in the partnership owned by MarkWest Energy Partners GP, L.L.C. and the common units of the partnership owned by MarkWest Hydrocarbon, Inc.
Issuer
For	For	4. Approval and adoption of the Third Amended and Restated Agreement of Limited Partnership of MarkWest Energy Partners, L.P.	Issuer
For	For	5. Approval of the adoption of the 2008 Long-Term Incentive Plan of the partnership.	Issuer
For	For
6.  Approval of the adjournment or postponement of the special meeting of unitholders, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the meeting to approve any of the foregoing proposals.  *Note
Issuer

Company Name	Meeting Date	CUSIP	Ticker
Copano Energy, L.L.C.	3/13/2008	217202100	CPNO

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  Approval of a proposed change to the terms of the Class E units , providing for their conversion into common units upon payment of Copano's cash distribution attributable to the third quarter of 2008.
Issuer

Company Name	Meeting Date	CUSIP	Ticker
Magellan Midstream Partners, L.P.	4/23/2008	559080106	MMP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. Election of Directors--James R. Montague and Don R. Wellendorf	Issuer

Company Name	Meeting Date	CUSIP	Ticker
NuStar GP Holdings, LLC	4/24/2008	67059L102	NSH

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. Election of Directors--Curtis V. Anastasio and William B. Burnett	Issuer

For	For	2. Ratification of appointment of KPMG LLP as Nustar's independent registered public accounting firm for 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Copano Energy, LLC	5/15/2008	217202100	CPNO

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. Election of Directors--James G. Crump, Ernie L. Danner, John R. Eckel, Jr., Scott A. Griffiths, Michael L. Johnson, T. William Porter, and William L. Thacker	Issuer

For	For	2. Ratification of Deloitte & Touche LLP as independent auditor for 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
MarkWest Energy Partners, L.P.	6/4/2008	570759100	MWE

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  Election of Directors--John M. Fox, Keith E. Bailey, Michael L. Beatty, Charles K, Dempster, Donald C. Heppermann, William A. Kellstrom, Anne E. Fox Mounsey, William P. Nicoletti, Frank M. Semple, Donald D. Wolf
Issuer

For	For	2. Ratification of Deloitte & Touche LLP as the partnership's independent registered public accountants for the year ending December 31, 2008.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE ENERGY CAPITAL CORPORATION

Date: August 27, 2008	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer